Intangible Assets	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible Assets
NOTE 11	Intangible assets
Changes in intangible assets and goodwill are as follows:

(In thousands)	Database (a)	Trademarks	Software	Goodwill	Customer portfolio	Non-compete agreement (b)	Internally developed products (c)	Intangible assets in progress (d)	Total
At December 31, 2022	—	—	—	—	—	—	—	—		—

Acquisition	314,774	23,508	—	1,994,493	844,346	—	—	—	R$	3,177,121
Additions	46,638	—	22,935	—	—	216,141	19,380	5,413		310,507
Amortization	(23,995)	(4,053)	(1,561)	—	(35,181)	(5,695)	(1,744)	—		(72,229)
Transfers and other	—	—	—	14,526	—	—	129	(129)		14,526

At December 31, 2023	337,417	19,455	21,374	2,009,019	809,165	210,446	17,765	5,284	R$	3,429,925

(a)	Acquisitions of information to develop databases used in the services provided by the Company, which are amortized over five to seven years.
(b)
In 2023, the Company and Associação Comercial de São Paulo (“ACSP”) entered into a non-compete
agreement pursuant to which ACSP agreed to certain limitations on its ability to engage in certain business activities in Brazil. The term of the agreement is 15 years with annual payments of R$ 14,500. The Company recorded the intangible asset and a related liability for the payments over the term of the arrangement.

(c)
Refers to products developed through multidisciplinary teams for product development. Research expenditure and development expenditure that do not meet the criteria to be capitalized are recognized as expensed as incurred.

(d)	Refers to capitalized costs for internally developed products that are still in process at period end. Costs previously recognized as expense are not included.
The fair value calculation performed on the acquired intangible assets associated with the BVS transaction materially reflect the fair value presented as of December 31, 2023. As at the reporting date, there was no indication of impairment for any intangible asset.

Boa Vista Servicos S.A [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets
12	Intangible assets
Changes in intangible assets and goodwill are as follows:

					Relationship with
					customers and non-
		Trademarks,		Goodwill on	compete agreements	Internally
		rights and		business	identified in business	developed	Intangible assets
	Database (a)	others	Software	combinations (b)	combination	products (c)	in progress (d)	Total
Cost
At January 1, 2022	884,375	32,228	276,740	273,885	28,383	73,738	20,956	1,590,305
Additions	122,144	—	50,659	—	—	64,080	23,296	260,179
Transfers to assets held for sale	—	(32,228)	(99,395)	(7,836)	—	(16,199)	(9,446)	(165,104)
Disposals	—	—	(8,848)	—	—	—	(287)	(9,135)
Transfers	—	—	567	—	—	26,590	(27,157)	—

At December 31, 2022	1,006,519	—	219,723	266,049	28,383	148,209	7,362	1,676,245

Additions	72,967	—	27,157	—	—	37,807	5,517	143,448
Transfers	—	—	5,997	—	—	(4,880)	(1,117)	—

At August 7, 2023	1,079,486	—	252,877	266,049	28,383	181,136	11,762	1,819,693

Amortization and impairment loss
At January 1, 2022	(563,927)	(1,976)	(74,951)	(7,836)	(27,312)	(13,377)	—	(689,379)
Amortization/Impairment	(129,419)	—	(42,118)	—	(172)	(21,518)	—	(193,227)
Transfers to assets held for sale	—	1,976	55	7,836	—	2,036	—	11,903
Disposals	—		7,677	—	—	—	—	7,677

At December 31, 2022	(693,346)	—	(109,337)	—	(27,484)	(32,859)	—	(863,026)

Amortization	(72,835)	—	(19,640)	—	(76)	(19,481)	—	(112,032)

At August 7, 2023	(766,181)	—	(128,977)	—	(27,560)	(52,340)	—	(975,058)

Carrying amounts

At December 31, 2022	313,173	—	110,386	266,049	899	115,350	7,362	813,219

At August 7, 2023	313,305	—	123,900	266,049	823	128,796	11,762	844,635

(a)
Refers to acquisitions of information to increment and develop databases used in the consultations of the services provided by the Group, which are capitalized over five years to the Company and ten years for the subsidiaries (the period of use of the information).

(b)	Goodwill acquired has been allocated to the following cash generating units as of August 7, 2023 and December 31, 2022; Equifax, R$110,182 and Konduto R$155,867, respectively.
(c)
Refers to products developed through Squads (multidisciplinary teams) for product development. Research expenditure and development expenditure that do not meet the criteria to be capitalized are recognized as expense as incurred.

(d)
Development costs previously recognized as expense are not recognized as an asset in a subsequent period. The amount recognized as expense was R$7,635 in the period from January 1, 2023 to August 7, 2023 (R$16,943 - 2022).

Impairment testing for CGUs containing goodwill and indefinite-live intangible assets
As at the reporting date, there was no indication of impairment. As of December 31, 2022, the impairment tests of the goodwill based on expected future profitability and intangible assets with indefinite useful life acquired through business combination were conducted by Cash Generating Units (CGUs), as described below:
CGU Boa Vista: In 2022 the Group tested CGU Boa Vista for impairment of the goodwill generated through the acquisition of spin-off
business of Equifax do Brasil Ltda. which was subsequently merged into Boa Vista. The recoverable amount was estimated based on its value in use. The recoverable amount of the CGU was estimated to be higher than its carrying amount and no impairment was required.
CGU Konduto: The Group tested CGU Konduto for impairment of the goodwill generated through the acquisition of Konduto InterData Technology S.A. in 2022. The recoverable amount was estimated based on its value in use. The recoverable amount of the CGU was estimated to be higher than its carrying amount and no impairment was required.
The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources. Considering the early stage of the acquired company’s operations and its business growth profile, the discounted cash flow projections included specific estimates for ten years and a terminal growth rate thereafter for which management believes these projections are reliable. The projections are based on the approved budget that takes into consideration historical information adjusted to reflect events in place at the date of the test. The terminal growth rate was determined based on management’s understanding of the industry’s development trends. The Company has considered and assessed reasonably possible changes for the key assumptions and has not identified any instances that could cause the carrying amount of the Boa Vista CGU and Konduto CGU to exceed its recoverable amount.

2022	BoaVista	Konduto
Revenue (% annual growth rate)	3.80%	16.90%
Budgeted gross margin (%)	90.90%	73.40%
Annual capital expenditure (in R$ thousands)	166,438	6,704
Long-term growth rate (%)	3.15%	3.20%
Pre-tax discount rate (%)	15.40%	17.60%